Shareholders' contributions	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Shareholders' contributions
Shareholders' contributions

The share capital of the Group is represented by common shares with a nominal value of US$ 1.5 per share and one vote each.

	Number of shares	Share capital and share premium
At January 1, 2017	122,382	1,120,823
Employee share options exercised (Note 24) (1)	—	50
Restricted shares and units vested (Note 24)	—	4,149
Purchase of own shares	—	(32,515)
At December 31,2017	122,382	1,092,507
Restricted shares and units vested (Note 24)	—	4,775
Purchase of own shares	—	(13,206)
At December 31,2018	122,382	1,084,076
Restricted shares units vested (Note 24)	—	4,455
Purchase of own shares	—	(3,219)
At December 31,2019	122,382	1,085,312

(1)	Treasury shares were used to settle these options and units.

Share Repurchase Program

On September 24, 2013, the Board of Directors of the Company has authorized a share repurchase program for up to 5% of its outstanding shares. The repurchase program has commenced on September 24, 2013 and is reviewed by the Board of Directors after each 12-month period. On August 13, 2019, the Board of Directors approved the extension of the program for an additional twelve-month period, ending September 23, 2020.

Repurchases of shares under the program are made from time to time in open market transactions in compliance with the trading conditions of Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, and applicable rules and regulations. The share repurchase program does not require Adecoagro to acquire any specific number or amount of shares and may be modified, suspended, reinstated or terminated at any time in the Company’s discretion and without prior notice.

As of December 31, 2019, the Company repurchased 9,117,747 shares under this program, of which 3,828,042 have been applied to some exercise of the Company’s stock option plan and restricted stock units plan. In 2019, 2018 and 2017 the Company repurchased shares for an amount of US$ 4,263; US$ 15,725; US$ 38,367, respectively. The outstanding treasury shares as of December 31, 2019 totaled 5,295,765.